Investments in equity accounted units - Additional information (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Investments in equity accounted units [Line Items]
Investments in equity accounted units with shares listed on recognised stock exchanges	$ 0	$ 0
Net debt of the group	(3,651,000,000)	255,000,000	$ (3,845,000,000)
Investment in equity accounted units [Member]
Disclosure of Investments in equity accounted units [Line Items]
Net debt of the group	$ (1,248,000,000)	$ (1,158,000,000)